VESSEL	12 Months Ended
Dec. 31, 2012
Vessels And Equipment Net [Abstract]
VESSEL
9.  VESSEL

(in thousands of $)	2012	2011
Cost	86,716	86,716
Accumulated depreciation	(43,270)	(40,404)
	43,446	46,312

Depreciation expense was $2.9 million for each of the years ended December 31, 2012, 2011 and 2010.